SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of useful lives of long-lived assets
Years
Computers, software, patents and electronic equipment	3-5
Office furniture and equipment	10-14
Capitalized software development costs	3-6
Leasehold improvements	Shorter of the remaining term of the underlying lease, or estimated useful life of the asset

Schedule activity of deferred contract acquisition costs
	Year ended December 31,
	2025	2024
Beginning balance	$20,522	$3,675
Capitalization of deferred contract costs	88,425	23,229
Amortization	(23,139)	(6,382)
Ending balance	$85,808	$20,522

Schedule of black-scholes stock option assumptions used at the grant dates
	Year ended December 31,
	2025	2024	2023
Risk-free interest rate	3.74%-4.11%	4.03%-4.77%	3.48%-4.49%
Expected dividend yield	0%	0%	0%
Expected term (in years)	2-7	5-7	5-7
Expected volatility	57%	58%	57%-65%

Schedule of black-scholes ESPP assumptions used at the grant dates
	Year ended December 31,
	2025	2024	2023
Risk-free interest rate	3.95%-4.34%	4.34%-5.12%	4.92%-5.24%
Expected dividend yield	0%	0%	0%
Expected term (in years)	0.5	0.5	0.5
Expected volatility	50%-73%	48%-50%	54%-80%